Revenue	6 Months Ended
Jun. 30, 2020
Revenues
Revenue

Note 2 – Revenue

Genmab enters into license and collaboration agreements which are within the scope of IFRS 15, under which it licenses certain rights to its product candidates to third parties and also may participate in the development of the product candidates. The terms of these arrangements typically include payment to Genmab of one or more of the following: non-refundable, upfront license fees; exclusive designation fees; annual license maintenance fees; additional target fees; development, regulatory and commercial milestone payments; payments for research and development services; and royalties on net sales of licensed products. Each of these payments results in revenue from contracts with customers.

The table below disaggregates our revenue by type of payment and collaboration partner under our agreements, which provides additional information regarding how the nature, amount, timing and uncertainty of our revenue and cash flows might be affected by a variety of factors.

	6 Months Ended	6 Months Ended
	June 30, 2020	June 30, 2019
(DKK million)
Revenue:
Royalties	1,738	1,181
Milestone payments	32	20
License fees	4,398	—
Reimbursement income	175	164

Total	6,343	1,365

Revenue split by collaboration partner:
Janssen	1,652	1,189
AbbVie	4,398	—
Seattle Genetics	99	111
BioNTech	76	53
Other collaboration partners	118	12

Total	6,343	1,365

AbbVie Collaboration Agreement

On June 10, 2020, Genmab entered into a broad collaboration agreement to jointly develop and commercialize epcoritamab (DuoBody-CD3xCD20), DuoHexaBody-CD37 and DuoBody-CD3x5T4 and a discovery research collaboration for future differentiated antibody therapeutics for cancer. For epcoritamab, the companies will share commercial responsibilities in the U.S. and Japan, with AbbVie responsible for further global commercialization. Genmab will be the principal for net sales in the U.S. and Japan and receive tiered royalties on remaining global sales. For DuoHexaBody-CD37, DuoBody-CD3x5T4 and any product candidates developed as a result of the companies’ discovery research collaboration, Genmab and AbbVie will share responsibilities for global development and commercialization in the U.S. and Japan. Genmab retains the right to co-commercialize these products, along with AbbVie, outside of the U.S. and Japan. For the discovery research collaboration, Genmab will conduct Phase 1 studies for these programs and AbbVie retains the right to opt-in to program development.

Under the terms of the agreement, Genmab received a USD 750 million upfront payment with the potential for Genmab to receive up to USD 3.15 billion in additional development, regulatory and sales milestone payments for all programs as well as tiered royalties between 22% and 26% on net sales for epcoritamab outside the U.S. and Japan. Except for these royalty-bearing sales, the parties share in pre-tax profits from the sale of products on a 50:50 basis. Included in these potential milestones are up to USD 1.15 billion in milestone payments related to clinical development and commercial success across the three existing bispecific antibody programs. In addition, if all four next-generation antibody product candidates developed as a result of the discovery research collaboration are successful, Genmab is eligible to receive up to USD 2.0 billion in option exercise and success-based milestones. Genmab and AbbVie split the costs related to epcoritamab, DuoHexaBody-CD37 and DuoBody-CD3x5T4 50:50 while Genmab will be responsible for 100% of the costs for the discovery research programs.

Genmab identified four performance obligations: (1) delivery of license for epcoritamab (2) delivery of license for DuoHexaBody-CD37 (3) delivery of license for DuoBody-CD3x5T4 (4) research and development services for the option targets under the discovery research collaboration. The total transaction price under the agreement was determined to be the USD 750 million (DKK 4,911 million) upfront payment as the future potential milestone amounts were not deemed to be highly probable as they are contingent upon success in future clinical trials and regulatory approvals which are not within its control and uncertain at this stage. Milestones will be recognized when their achievement is deemed to be highly probable and a significant revenue reversal would not occur. Royalties and sales-based milestones will be recognized when the subsequent sales occur. The total transaction price of USD 750 million (DKK 4,911 million) was allocated to the four performance obligations based on the best estimate of relative stand-alone selling prices. For the license grants, Genmab based the stand-alone selling price on a discounted cash flow approach and considered several factors including, but not limited to discount rate, development timeline, regulatory risks, estimated market demand and future revenue potential. For the research and development services for the option targets, a cost-plus margin approach was utilized. The allocation of the transaction price to the performance obligations is summarized below:

•	Delivery of licenses for the three programs: USD 672 million (DKK 4,398 million)
•	Research and development services for the option targets: USD 78 million (DKK 513 million)

The performance obligations related to the delivery of licenses were completed at a point in time prior to June 30, 2020 and Genmab recognized USD 672 million (DKK 4,398 million) as license fee revenue in the first half of 2020. After delivery of the licenses, Genmab will share further development and commercial costs equally with AbbVie. AbbVie is not assessed as a customer but as a collaboration partner, and as such this part of the collaboration is not in scope of IFRS 15. Any cost reimbursement/cost sharing with AbbVie is not recognized as revenue but accounted for as a decrease of the related expenses.

The remaining transaction price of USD 78 million (DKK 513 million) related to the research and development services for the option targets was recorded as deferred revenue and is expected to be recognized as revenue as the services are performed over the development period. Revenue is recognized for the research and development services based on a measure of the company’s efforts toward satisfying the performance obligation relative to the total expected efforts or inputs to satisfy the performance obligation. No revenue has been recognized in the first half of 2020 for this performance obligation and is expected to be recognized as revenue over approximately the next 7 years. In future reporting periods, Genmab will reevaluate the estimates related to its efforts towards satisfying the performance obligation and may record a change in estimate if deemed necessary.

The upfront payment from AbbVie was included in current receivables as of June 30, 2020 and subsequently received in July 2020.

Management’s Judgements and Estimates – Revenue Recognition for AbbVie Collaboration Agreement

Determination of the total transaction price

At the inception of collaboration agreements that include milestone payments, Genmab evaluates whether the achievement of milestones are considered highly probable and estimates the amount to be included in the transaction price using the most likely amount method. If it is highly probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. The total transaction price under the AbbVie collaboration agreement was determined to be the USD 750 million (DKK 4,911 million) upfront payment as the future potential milestone amounts were not deemed to be highly probable as they are contingent upon success in future clinical trials and regulatory approvals which are not within Genmab’s control and uncertain at this stage. The milestones under the AbbVie collaboration agreement are specific to each of the three programs and have been allocated to the license grant performance obligations.

Performance Obligations: Delivery of licenses for epcoritamab, DuoHexaBody-CD37, and DuoBody-CD3x5T4

Genmab concluded that the licenses to the functional intellectual property were distinct from other performance obligations and revenue from the upfront payment allocated to these performance obligations was recognized at the point in time the licenses were delivered to AbbVie and they were able to use and benefit from the licenses which was in June 2020.

Genmab engaged third-party valuation specialists to assist with the estimate of stand-alone selling prices which were utilized to allocate the transaction price to these performance obligations. The stand-alone selling prices were based on a discounted cash flow approach and considered several factors including, but not limited to discount rate, development timeline, regulatory risks, estimated market demand and future revenue potential.

Following the delivery of licenses for the three programs, Genmab shares further costs equally with AbbVie. Genmab has determined that AbbVie is not a customer but is a collaboration partner, as such this portion of the collaboration is not in scope of IFRS 15. Any cost reimbursement from AbbVie is not recognized as revenue but as a decrease of the related expenses.

Performance Obligation: Research and development services for the option targets

Genmab engaged third-party valuation specialists to assist with the estimate of the stand-alone selling price which was utilized to allocate the transaction price to this performance obligation. The stand-alone selling price was based on a cost-plus margin approach and considered several factors, including but not limited to discount rate, estimated development costs, and profit margin.